Long-Term Debt and Financing Arrangements	10 Months Ended
Jan. 01, 2011
Long-Term Debt and Financing Arrangements [Abstract]
Long-Term Debt and Financing Arrangements
H. LONG-TERM DEBT AND FINANCING ARRANGEMENTS
Long-term debt and financing arrangements at January 1, 2011 and January 2, 2010 follow:

	Interest Rate	2010	2009
Notes payable due 2010	5.00%	$—	$200.0
Notes payable due 2011	7.13%	409.2	—
Notes payable due 2012	4.90%	208.4	206.3
Convertible notes payable due in 2012	3 month LIBOR less 3.50%	305.1	294.5
Notes payable due 2013	6.15%	260.8	253.1
Notes payable due 2014	4.75%	307.9	—
Notes payable due 2014	8.95%	405.3	—
Notes payable due 2016	5.75%	316.0	—
Notes payable due 2028	7.05%	168.5	—
Notes payable due 2045 (subordinated)	5.90%	—	312.7
Convertible notes payable due in 2018 (subordinated)	4.25%	632.5	—
Notes payable due 2040	5.20%	399.7	—

	Interest Rate	2010	2009
Other, payable in varying amounts through 2015	0.00%-6.62%	20.8	26.1

Total long-term debt, including current maturities		$3,434.2	$1,292.7
Less: Current maturities of long-term debt		(416.1)	(208.0)

Long-term debt		$3,018.1	$1,084.7

The Company acquired $1.832 billion of total debt and short-term borrowings in connection with the Merger which included $157.1 million to increase the debt balance to its estimated fair value. Principal amounts and maturities of the notes acquired in the Merger are: $400.0 million due in 2011, $300.0 million due in 2014, $350.0 million due in 2014, $300.0 million due in 2016 and $150.0 million due in 2028. $175.0 million of assumed short-term borrowings were repaid in April 2010 with the proceeds from additional commercial paper borrowings. The Company executed a full and unconditional guarantee of the existing debt of The Black & Decker Corporation and Black & Decker Holdings, LLC (this guarantee is applicable to all of the Black & Decker outstanding notes payable), and Black & Decker executed a full and unconditional guarantee of the existing debt of the Company, excluding the Company’s Junior Subordinated Debt (redeemed in December 2010), including for payments of principal and interest and as such these notes rank equally in priority with the Company’s unsecured and unsubordinated debt. Refer to Note U, Parent and Subsidiary Debt Guarantees, for additional information pertaining to these debt guarantees.
Aggregate annual principal maturities of long-term debt for each of the years from 2011 to 2015 are $406.7 million, $525.4 million, $253.6 million, $654.4 million, $0.7 million, respectively and $1,482.6 million thereafter. These debt maturities represent the principal amounts to be paid and accordingly exclude the remaining $119.2 million of unamortized debt fair value adjustment as of January 1, 2011 which increased the Black & Decker debt, as well as $6.5 million of fair value adjustments and unamortized interest rate swap termination gains as described in Note I, Derivative Financial Instruments. These amounts are partially offset by $14.9 million of remaining accretion on the Stanley Convertible Notes as of January 1, 2011 that will gradually increase the debt to its $320.0 million principal amount due in May 2012. Interest paid during 2010, 2009 and 2008 amounted to $76.0 million, $53.7 million and $78.9 million, respectively.
On March 12, 2010, the Company amended its $800.0 million committed credit facility to include adjustments to the interest coverage ratio covenant for restructuring and merger and acquisition-related items. This facility expires in February 2013. The Company also entered into a $700.0 million, 364-day revolving credit facility effective March 12, 2010 that will expire in March 2011. The credit facilities are designated as a liquidity back-stop for the Company’s commercial paper program which was increased on March 12, 2010 to $1.5 billion. These changes to the Company’s short-term borrowing capacity were related to the Merger. In addition, the Company has short-term lines of credit that are primarily committed, with numerous banks, aggregating $971.2 million, including the $700.0 million 364-day revolving credit facility, of which $947.9 million was available at January 1, 2011. Short-term arrangements are reviewed annually for renewal. The aggregate long-term and short-term lines amounted to $1,771.2 million of which $1.6 million was utilized as outstanding short-term borrowings at January 1, 2011. The Company had no commercial paper borrowing outstanding at January 1, 2011. Included in short-term borrowings in the Consolidated Balance Sheets as of January 2, 2010 is commercial paper of $87.0 million. The weighted average interest rates on short-term borrowings for the fiscal years ended January 1, 2011 and January 2, 2010 were 0.4% and 0.3%, respectively.
On August 31, 2010, the Company issued $400.0 million of senior unsecured Term Bonds, maturing on September 1, 2040 (“2040 Term Bonds”) with fixed interest payable semi-annually, in arrears at a rate of 5.20% per annum. The 2040 Term Bonds rank equally with all of the Company’s existing and future unsecured and unsubordinated debt. The 2040 Term Bonds are guaranteed on a senior unsecured basis by The Black & Decker Corporation, a subsidiary of the Company. The 2040 Term Bonds are not obligations of or guaranteed by any of the Company’s other subsidiaries. As a result, the 2040 Term Bonds are structurally subordinated to all debt and other liabilities of the Company’s subsidiaries other than The Black & Decker Corporation. The Company received net proceeds of $396.2 million which reflects a discount of $0.4 million to achieve a 5.20% interest rate and paid $3.4 million of fees associated with the transaction. The Company used the net proceeds from the offering primarily to reduce borrowings under its existing commercial paper program. The 2040 Term Bonds include a Change of Control provision that would apply should a Change of Control event (as defined in the Indenture governing the 2040 Term Bonds) occur. The Change of Control provision states that the holders of the Term Bonds may require the Company to repurchase, in cash, all of the outstanding 2040 Term Bonds for a purchase price at 101.0% of the original principal amount, plus any accrued and unpaid interest outstanding up to the repurchase date.
On September 29, 2008, the Company issued $250.0 million of unsecured Term Notes maturing October 1, 2013 (the “2013 Term Notes”) with fixed interest payable semi-annually, in arrears at a rate of 6.15% per annum. The 2013 Term Notes rank equally with all of the Company’s existing and future unsecured and unsubordinated debt. The Company received net proceeds of $248.0 million which includes a discount of $0.5 million to achieve a 6.15% interest rate and $1.5 million of fees associated with the transaction. The Company used the net proceeds from the offering primarily to reduce borrowings under its existing commercial paper program. The $260.8 million of debt reported at January 1, 2011 reflects the fair value adjustment related to a fixed-to-floating interest rate swap entered into at the beginning of 2009, as well as the unamortized balance of the $7.9 million gain from a December 2008 swap termination. This fixed-to-floating interest rate swap was entered into upon issuance of the 2013 Term Notes as detailed in Note I, Derivative Financial Instruments. The 2013 Term Notes include a Change of Control Triggering Event that would apply should a Change of Control event (as defined in the Indenture governing the 2013 Term Notes) occur. The Company would be required to make an offer to repurchase, in cash, all of the outstanding 2013 Term Notes for a purchase price at 101.0% of the original principal amount, plus any accrued and unpaid interest outstanding up to the purchase date.
In January 2009, the Company entered into a fixed-to-floating interest rate swap on its $200.0 million notes payable due in 2012. The Company previously had a fixed-to-floating rate swap on these notes outstanding that was terminated in December 2008. The $8.4 million adjustment to the carrying value of the debt at January 1, 2011 pertains to the unamortized gain on the terminated swap as well as the fair value adjustment of the new swap, as more fully discussed in Note I, Derivative Financial Instruments.
In December 2010, the Company entered into a fixed-to-floating interest rate swap on its $300.0 million notes payable due in 2014. At January 1, 2011 the carrying value of the debt includes a $12.0 million increase associated with the fair value adjustment made in purchase accounting partially offset by $4.1 million pertaining to the fair value adjustment of the swap, as more fully discussed in Note I, Derivative Financial Instruments.
In December 2010, the Company entered into a fixed-to-floating interest rate swap on its $300.0 million notes payable due in 2016. At January 1, 2011 the carrying value of the debt includes a $24.2 million increase associated with the fair value adjustment made in purchase accounting partially offset by $8.2 million pertaining to the fair value adjustment of the swap, as more fully discussed in Note I, Derivative Financial Instruments.
Convertible Preferred Units
On November 5, 2010, the Company issued 6,325,000 Convertible Preferred Units (the “Convertible Preferred Units”), each with a stated amount of $100. The Convertible Preferred Units are initially comprised of a 1/10, or 10%, undivided beneficial ownership in a $1,000 principal amount junior subordinated note (the “Note”) and a Purchase Contract (the “Purchase Contract”) obligating holders to purchase one share (subject to adjustment under certain circumstances if holders elect to settle their Purchase Contracts early) of the Company’s 4.75% Series B Perpetual Cumulative Convertible Preferred Stock (the “Convertible Preferred Stock”). The Company received $613.5 million in cash proceeds from the Convertible Preferred Units offering, net of underwriting fees. These proceeds were used to redeem all of the Company’s outstanding 5.902% Fixed Rate/Floating Rate Junior Subordinated Debt Securities due 2045 on December 8, 2010, at a price of $312.7 million, to contribute $150.0 million to a U.S. pension plan to improve the funded status of the Company’s pension obligations, to fund the $50.3 million cost of the capped call transaction as more fully described below, and the remainder to reduce outstanding short-term borrowings and for other general corporate purposes.
Purchase Contracts:
Each Purchase Contract obligates the holder to purchase, on the earlier of (i) November 17, 2015 (the “Purchase Contract settlement date”) or (ii) the triggered early settlement date (as described below), for $100, one newly-issued share (subject to adjustment under certain circumstances if holders elect to settle their Purchase Contracts early) of Convertible Preferred Stock. A maximum of 6,325,000 shares of Convertible Preferred Stock may be issued on the Purchase Contract settlement date, resulting in total additional cash proceeds to the Company of up to $632.5 million. The Notes, described further below, are pledged as collateral to guarantee the holders’ obligations to purchase Convertible Preferred Stock under the terms of the Purchase Contracts. Purchase Contract holders may elect to settle their obligations under the Purchase Contracts early, in cash, at any time prior to the second business day immediately preceding the Purchase Contract settlement date or the triggered early settlement date, as applicable, subject to certain exceptions and conditions.
Upon early settlement of any Purchase Contracts, except in connection with a “fundamental change” or trigger event, the Company will deliver a number of shares of Convertible Preferred Stock equal to 85% of the number of Purchase Contracts tendered for early settlement. Upon the occurrence of a fundamental change, holders of Purchase Contracts will have the right, subject to certain exceptions and conditions, to settle their Purchase Contracts early at 100% of the settlement rate for the Purchase Contracts.
Holders of the Purchase Contracts are paid contract adjustment payments (“contract adjustment payments”) at a rate of 0.50% per annum, payable quarterly in arrears on February 17, May 17, August 17 and November 17 of each year, commencing February 17, 2011. The $14.9 million present value of the contract adjustment payments reduced Shareowners’ Equity at inception. As each quarterly contract adjustment payment is made, the related liability will be relieved with the difference between the cash payment and the present value of the contract adjustment payment recorded as interest expense (at inception approximately $0.9 million accretion over the five year term). At January 1, 2011 the liability reported for the contract adjustment payments amounted to $14.9 million. The Company has the right to defer the payment of contract adjustment payments until no later than the Purchase Contract settlement date or the triggered early settlement date (each as described below), as applicable. Any deferred contract adjustment payments will accrue additional contract adjustment payments at the rate of 4.75% per year until paid, compounded quarterly.
Convertible Preferred Stock:
When issued following a settlement of the Purchase Contract, holders of the Convertible Preferred Stock are entitled to receive cumulative cash dividends at the rate of 4.75% per annum of the $100 liquidation preference per share of the Convertible Preferred Stock. Dividends on the Convertible Preferred Stock will be payable, when, as and if declared by the Company’s board of directors, quarterly in arrears on February 17, May 17, August 17 and November 17 of each year.
Following the issuance of Convertible Preferred Stock upon settlement of a holder’s Purchase Contracts, a holder of Convertible Preferred Stock may, at its option, at any time and from time to time, convert some or all of its outstanding shares of Convertible Preferred Stock as described below at a conversion rate of 1.3333 shares of the Company’s common stock per share of Convertible Preferred Stock (subject to customary anti-dilution adjustments), which is equivalent to an initial conversion price of approximately $75.00 per share of common stock. If a fundamental change occurs, in certain circumstances the conversion rate may be adjusted by a fundamental change make-whole premium.
The Company may redeem some or all of the Convertible Preferred Stock on or after December 22, 2015 at a redemption price equal to 100% of the liquidation preference per share plus accrued and unpaid dividends to the redemption date. If the Company calls the Convertible Preferred Stock for redemption, holders may convert their Convertible Preferred Stock at any time prior to the close of business on the business day immediately preceding the redemption date.
Upon conversion prior to November 17, 2015, the Company may only deliver shares of common stock, together with cash in lieu of fractional shares. Upon a conversion on or after November 17, 2015, the Company may elect to pay or deliver, as the case may be, solely shares of common stock, together with cash in lieu of fractional shares (“physical settlement”), solely cash (“cash settlement”) or a combination of cash and common stock (“combination settlement”). The amount of shares and/or cash that each holder of Convertible Preferred Stock will receive is called the “settlement amount.” If the Company elects physical settlement or any shares of Convertible Preferred Stock are converted prior to November 17, 2015, the Company will deliver to the converting holder a number of shares of common stock (and cash in lieu of any fractional shares) equal to the number of shares of Convertible Preferred Stock to be converted multiplied by the applicable conversion rate. If the Company elects cash settlement or combination settlement, the settlement amount will be based on the volume weighted average price of the Company’s common stock during a 20 day observation period.
Notes:
The $632.5 million principal amount of the Notes is due November 17, 2018. At maturity, the Company is obligated to repay the principal in cash. The Notes bear interest at an initial rate of 4.25% per annum, initially payable quarterly in arrears on February 17, May 17, August 17 and November 17 of each year, commencing February 17, 2011, subject to the Company’s right to defer interest payments. The Notes are the Company’s direct, unsecured general obligations and are initially subordinated and junior in right of payment to the Company’s existing and future senior indebtedness. The Notes initially rank equally in right of payment with all of the Company’s other junior subordinated debt. The Notes are initially pledged as collateral to guarantee the obligations of holders of Purchase Contracts to purchase Convertible Preferred Stock. The Notes will be released from that pledge arrangement (1) following a successful remarketing, (2) following the substitution of cash to purchase certain treasury unit collateral, (3) following the substitution of cash during certain periods prior to the final remarketing period or triggered remarketed period for the Notes, (4) following the early settlement of the Purchase Contracts or (5) following certain events of bankruptcy, insolvency or reorganization. The unamortized deferred issuance cost of the Notes was $6.5 million at January 1, 2011. The remaining unamortized balance will be recorded to interest expense through the Notes maturity in November 2018.
Unless a trigger event (as defined below) has occurred, the Company may elect, at its option, to remarket the Notes during a period (the “optional remarketing window”) beginning on and including August 12, 2015 until October 27, 2015. Such remarketing will include the Notes underlying Convertible Preferred Units that have not been released from the pledge and other Notes of holders that have elected to include those Notes in the remarketing. The Company may attempt to remarket the Notes during multiple optional remarketing periods in the optional remarketing window so long as it gives 15 calendar days notice prior to the first day of any optional remarketing period. Upon a successful optional remarketing of the Notes, the remarketing agent will purchase U.S. Treasury securities as described in the prospectus supplement (the “Treasury portfolio”), and deduct such price from the proceeds of the optional remarketing. Any remaining proceeds will be promptly remitted after the optional remarketing settlement date by the remarketing agent for the benefit of the holders whose Notes were remarketed. The applicable ownership interests in the Treasury portfolio will be substituted for the applicable ownership interests in remarketed pledged Notes and will be pledged to the Company to secure the holders’ obligation under the Purchase Contracts. On the Purchase Contract settlement date, a portion of the proceeds from the Treasury portfolio equal to the aggregate principal amount of the Notes that are components of the Convertible Preferred Units at the time of remarketing will automatically be applied to satisfy the holders’ obligations to purchase Convertible Preferred Stock under the Purchase Contracts. In addition, proceeds from the Treasury portfolio equal to the interest payment (assuming no reset of the interest rate) that would have been attributable to the Notes that were components of the Convertible Preferred Units at the time of remarketing will be paid on the Purchase Contract settlement date to the holders.
If a trigger event occurs prior to the first day in the optional remarketing window, all Purchase Contracts will mandatorily settle early on the date that is 25 calendar days after the occurrence of the trigger event or, if such day is not a business day, the immediately following business day (the “triggered early settlement date”). In connection with the occurrence of a trigger event, the remarketing agent will remarket the Notes that are components of the units and any separate Notes whose holders have elected to participate in the remarketing during each day of the five business day period (the “triggered early remarketing period”) ending on the third business day immediately preceding the triggered early settlement date (the “triggered early remarketing”). A “trigger event” will be deemed to have occurred upon the Company’s filing any periodic or annual report under Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, in respect of any fiscal quarter with financial statements for such fiscal quarter where the Company’s leverage ratio (as described in the prospectus supplement relating to the Convertible Preferred Units) is equal to or greater than 6.0 (on an annualized basis) for each of the three consecutive fiscal quarters immediately preceding, and including, such fiscal quarter.
Unless the Treasury portfolio has replaced the pledged Notes as part of Convertible Preferred Units as a result of a successful optional remarketing or a triggered early settlement date has occurred, the remarketing agent will remarket the pledged Notes that are components of the Convertible Preferred Units and any separate Notes whose holders have elected to participate in the remarketing during each day of the five business day period ending on November 12, 2015 (the third business day immediately preceding the Purchase Contract settlement date) until the remarketing is successful (the “final remarketing”).
In connection with a successful remarketing, all outstanding Notes (whether or not remarketed) will rank senior to all of the Company’s existing and future unsecured junior subordinated obligations and junior to all of its existing and future senior indebtedness, the interest deferral provisions of the Notes will not apply to all outstanding Notes (whether or not remarketed), the interest rate on all outstanding Notes (whether or not remarketed) may be reset and interest will be payable semi-annually in arrears.
There was $4.5 million in interest expense recorded for 2010 related to the contractual interest coupon on the Notes for the periods presented based upon the 4.25% rate.
Equity Option:
In order to offset the common shares that may be deliverable upon conversion of shares of Convertible Preferred Stock, the Company entered into capped call transactions (equity options) with certain major financial institutions (the “capped call counterparties”). The capped call transactions cover, subject to anti-dilution adjustments, the number of shares of common stock equal to the number of shares of common stock underlying the maximum number of shares of Convertible Preferred Stock issuable upon settlement of the Purchase Contracts. Each of the capped call transactions has a term of approximately five years and initially has a lower strike price of $75.00, which corresponds to the initial conversion price of the Convertible Preferred Stock, and an upper strike price of $97.95, which is approximately 60% higher than the closing price of the common stock on November 1, 2010. The Company paid $50.3 million of cash to fund the cost of the capped call transactions, which was recorded as a reduction of Shareowners’ Equity. The capped call transactions may be settled by net share settlement or, at the Company’s option and subject to certain conditions, cash settlement, physical settlement or modified physical settlement (in which case the number of shares the Company will receive will be reduced by a number of shares based on the excess, if any, of the volume-weighted average price of its common stock, as measured under the terms of the capped call transactions, over the upper strike price of the capped call transactions). If the capped call transactions are exercised and the volume-weighted average price per share of common stock, as measured under the terms of the capped call transactions, is greater than the lower strike price of the capped call transactions but not greater than the upper strike price of the capped call transactions, then the value the Company expects to receive from the capped call counterparties will be generally based on the amount of such excess. As a result, the capped call transactions may offset the potential dilution upon conversion of the Convertible Preferred Stock. If, however, the volume-weighted average price per share of common stock, as measured under the terms of the capped call transactions, exceeds the upper strike price of the capped call transactions, the value the Company expects to receive upon the exercise of the capped call transactions (or portions thereof) will be approximately equal to (x) the excess of the upper strike price of the capped call transactions over the lower strike price of the capped call transactions times (y) the number of shares of common stock relating to the capped call transactions (or the portions thereof) being exercised, in each case as determined under the terms of the capped call transactions. As a result, the dilution mitigation under the capped call transactions will be limited based on such capped value.
Junior Subordinated Debt Securities
In November 2005, the Company issued $450.1 million of junior subordinated debt securities to The Stanley Works Capital Trust I (the “Trust”), with a 40-year term and a fixed initial coupon rate of 5.902% for the first five years.
The Trust, which was not consolidated in accordance with ASC 470-20, obtained the funds it loaned to the Company through the capital market sale of $450.0 million of Enhanced Trust Preferred Securities (“ETPS”) and through the sale of $0.1 million in Trust Common Securities to the Company. The obligations, tenor and terms of the ETPS mirrored those of the junior subordinated debt securities. The securities may be redeemed after five years without penalty. If not redeemed after 5 years, the coupon rate will reset quarterly to 1.4% plus the highest of 3-month LIBOR, the 10-Year US Treasury CMT or the 30-Year US Treasury CMT, limited to a maximum rate of 13.25%. Net proceeds of the issuance were used to partially finance the acquisitions of Facom (January 1, 2006) and National (November 30, 2005).
In October 2008, the Company repurchased $34.3 million of the ETPS for $24.9 million in cash, and in December 2008 the Trust was dissolved. Upon the dissolution of the Trust, the $0.1 million investment in the unconsolidated Trust was unwound with a corresponding reduction in debt. Additionally the Company caused the remaining $415.7 million of junior subordinated debt securities held by the Trust to be distributed to the holders of ETPS in exchange for the ETPS upon dissolution of the Trust. A pre-tax gain of $9.4 million was recognized pertaining to the partial extinguishment of this debt.
In May 2009, the Company repurchased $103.0 million of its junior subordinated debt securities for $58.7 million in cash. The pre-tax gain recorded associated with this extinguishment was $43.8 million, and the principal balance of the debt after this extinguishment and at January 2, 2010 was $312.7 million.
In December 2010, the Company redeemed the remaining junior subordinated debt at par without penalty.
Financing of the January 2007 HSM Acquisition
During 2007, the Company initially funded the $546.1 million HSM acquisition with a combination of short-term borrowings and cash. A $500.0 million 364-day revolving credit bridge facility was entered into on January 8, 2007, of which $130.0 million was utilized to acquire HSM; the remainder of the HSM purchase price was funded through commercial paper borrowings and cash.
On March 20, 2007, the Company completed two security offerings: “Equity Units”, which consisted of $330.0 million of convertible debt and $330.0 million of forward stock purchase contracts and $200.0 million of unsecured notes (the “2010 Term Notes”). The $488.1 million net cash proceeds of these offerings and the related financial instruments described below were used to pay down the short-term bridge facility and commercial paper borrowings.
The 2010 Term Notes matured March 15, 2010.
Equity Units: On March 20, 2007, the Company issued 330,000 Equity Units, each with a stated value of $1,000. The Equity Units are comprised of a senior convertible note (a “Convertible Note”) and a forward common stock purchase contract (an “Equity Purchase Contract”). The Company received $320.1 million in cash proceeds from the Equity Units offering, net of underwriting fees. These proceeds were used to repay short-term borrowings and, along with $18.8 million in proceeds from the sale of stock warrants, to fund the $49.3 million cost of the convertible notes hedge as more fully described below.
In November 2008, the Company repurchased $10.0 million of the Equity Units for $5.3 million in cash (the “$10 Million Repurchase”). To properly account for the transaction, the Equity Unit elements were bifurcated as effectively the Company paid $10.0 million to extinguish the Convertible Notes and received $4.7 million from the seller to settle its obligation under the Equity Purchase Contracts. As further detailed below, the Equity Purchase Contracts obligated the holder to purchase shares of the Company’s common stock on May 17, 2010. At the November 2008 repurchase date, the Company’s common stock had a closing market value of $25.38. The remaining liability for Contract Adjustment Payment fees, as defined below, associated with the $10.0 million of settled Equity Purchase Contracts was reversed, resulting in an increase to equity of $0.7 million. The related $10.0 million in Convertible Note Hedges (the “Bond Hedge”) and Stock Warrants were unwound with a nominal impact to equity. As a result of the $10 Million Repurchase, there was an insignificant gain recorded in earnings and a net increase in equity of $5.4 million.
Equity Purchase Contracts:
The Equity Purchase Contracts obligated the holders to purchase on May 17, 2010, newly issued shares of the Company’s common stock for $320.0 million in cash. Pursuant to that obligation 5,180,776 shares of common stock were issued on the May 17, 2010 settlement date.
Holders of the Equity Purchase Contract were paid a quarterly contract adjustment payment (“Contract Adjustment Payment”) of 5.125% per annum, and the first payment thereof was made August 17, 2007. The $49.6 million present value of the Contract Adjustment Payments reduced Shareowners’ Equity at inception. As each quarterly Contract Adjustment Payment was made, the related liability was relieved with the difference between the cash payment and the present value of the Contract Adjustment Payment recorded as interest expense (at inception approximately $3.9 million accretion over the three year term). Due to the $10 Million Repurchase, $0.7 million in remaining liability for the related Contract Adjustment Payments was reversed. The Company’s obligation to make Contract Adjustment Payments was satisfied in May 2010; therefore at January 1, 2011 the company reported no further liability for Contract Adjustment Payments under the terms of the Equity Purchase Contracts.
Convertible Notes:
The $320.0 million Convertible Notes principal amount currently outstanding has a five-year, two month maturity and is due May 17, 2012. At maturity, the Company is obligated to repay the principal in cash, and may elect to settle the conversion option value, if any, as detailed further below, in either cash or shares of the Company’s common stock. The Convertible Notes bear interest at an annual rate of 3-month LIBOR minus 3.5%, reset quarterly (but never less than zero), and initially set at 1.85%. Interest is payable quarterly commencing August 17, 2007. The Convertible Notes are unsecured general obligations and rank equally with all of the Company’s other unsecured and unsubordinated debt. The Convertible Notes were pledged as collateral to guarantee the holders’ obligations to purchase common stock under the terms of the Equity Purchase Contract described above. The unamortized discount of the Convertible Notes was $14.9 and $25.5 million at January 1, 2011 and January 2, 2010, respectively. The remaining unamortized balance will be recorded to interest expense through the Convertible Notes maturity in May 2012. The equity component carrying value was $32.9 million at January 1, 2011 and January 2, 2010.
In May 2010, the Company completed the contractually required remarketing of the $320.0 million of Convertible Notes. Holders of $8.7 million of the Convertible Notes elected to participate in the remarketing. Following the remarketing, the Convertible Notes bear interest at an annual rate of 3 — month LIBOR minus 3.5%, rest quarterly (but not less than zero).
The conversion premium for the Convertible Notes is 19.0%, equivalent to the conversion price of $64.34 based on the $54.06 value of the Company’s common stock (as adjusted for standard anti-dilution provisions). Upon conversion on May 17, 2012 (or a cash merger event), the Company will deliver to each holder of the Convertible Notes $1,000 cash for the principal amount of the note. Additionally at conversion, to the extent, if any, that the conversion option is “in the money”, the Company will deliver, at its election, either cash or shares of the Company’s common stock based on a conversion rate of 15.5425 shares (equivalent to the conversion price set at $64.34) and the applicable market value of the Company’s common stock. The ultimate conversion rate will be increased above 15.5425 shares in accordance with standard anti-dilution provisions applicable to the Convertible Notes or in the event of a cash merger. An increase in the ultimate conversion rate will apply to the extent that the Company increases the per share common stock dividend rate during the five year term of the Convertible Notes; accordingly such changes to the conversion rate are within the Company’s control under its discretion regarding dividends it may declare. Also, the holders may elect to accelerate conversion, and “make whole” adjustments to the conversion rate may apply, in the event of a cash merger or “fundamental change”. Subject to the foregoing, if the market value of the Company’s common shares is below the conversion price at conversion, (set at a rate equating to $64.34 per share), the conversion option would be “out of the money” and the Company would have no obligation to deliver any consideration beyond the $1,000 principal payment required under each of the Convertible Notes. To the extent, that the conversion option of the Convertible Notes becomes “in the money” in any interim period prior to conversion, there will be a related increase in diluted shares outstanding utilized in the determination of the Company’s diluted earnings per share in accordance with the treasury stock method prescribed by ASC 260. The conversion option was “in the money” as of January 1, 2011 and had a very minor dilutive impact during the year. As of January 2, 2010, the conversion option was “out of the money.”
There was no interest expense recorded for 2010 and 2009 related to the contractual interest coupon on the Convertible Notes for the periods presented based upon the applicable 3-month LIBOR minus 3.5% rate in these periods. The Company had derivative contracts fixing the interest rate on the $320.0 million floating rate Convertible Notes (3-month LIBOR less 350 basis points) at 1.43% and recognized $1.6 million and $4.8 million of interest expense pertaining to these interest rate swaps for the years ended January 1, 2011 and January 2, 2010. The non-cash interest expense accretion related to the amortization of the liability balance as required by the accounting standards totaled $10.5 million for 2010 and $10.2 million for 2009. The total interest expense recognized on the Convertible Notes reflecting the contractual interest coupon, the fixed interest rate swaps and the interest accretion required by the accounting standards represented an effective interest rate of 4.08% for the period ended January 1, 2011 and 5.2% for the period ended January 2, 2010.
Convertible Notes Hedge: In order to offset the common shares that may be deliverable pertaining to the previously discussed conversion option feature of the Convertible Notes, the Company entered into Bond Hedges with certain major financial institutions. The Company paid the financial institutions a premium of $49.3 million for the Bond Hedge which was recorded, net of $14.0 million of anticipated tax benefits, as a reduction of Shareowners’ equity. The terms of the Bond Hedge mirror those of the conversion option feature of the Convertible Notes such that the financial institutions may be required to deliver shares of the Company’s common stock to the Company upon conversion at its exercise in May 2012. To the extent, that the conversion option feature becomes “in the money” during the five year term of the Convertible Notes, diluted shares outstanding will increase accordingly. Because the Bond Hedge is anti-dilutive, it will not be included in any diluted shares outstanding computation prior to its maturity. However, at maturity of the Convertible Notes and the Bond Hedge in 2012, the aggregate effect of these instruments is that there will be no net increase in the Company’s common shares.
Stock Warrants: Simultaneously, the Company issued 5,092,956 of unregistered common stock warrants (“Stock Warrants”) to financial institutions for $18.8 million. The cash proceeds received were recorded as an increase to Shareowners’ equity. The Stock Warrants are exercisable during the period August 17, 2012 through September 28, 2012, and have a strike price of $86.50 established at 160% of the market value of $54.06 (as adjusted for standard anti-dilution provisions). The Stock Warrants will be net share settled and are deemed to automatically be exercised at their expiration date if they are “in the money” and were not previously exercised. The strike price for the Stock Warrants will be adjusted for increases to the Company’s dividend rate per share, or special dividends, if any, that occur during their five year term (consistent with the standard anti-dilution provisions discussed earlier with respect to the conversion spread on the Convertible Notes). In the event the Stock Warrants become “in the money” during their five year term due to the market value of the Company’s common stock exceeding the strike price, there will be a related increase in diluted shares outstanding utilized in the determination of the Company’s diluted earnings per share. In November 2008, 154,332 Stock Warrants were repurchased from the financial institutions at a cost of $0.15 per warrant, pertaining to the previously mentioned $10 Million Repurchase. As a result, there were 4,938,624 Stock Warrants Outstanding as of January 1, 2011.